Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill And Intangible Assets [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible AssetsChange in the carrying value of goodwill and intangible assets
The following tables present the changes in carrying value of goodwill and intangible assets.

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions / (disposals)(1)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2024
Goodwill	$5,919	$150	$ n/a	$206	$6,275
Indefinite life intangible assets
Brand	791	3	n/a	72	866
Fund management contracts and other(2)	1,034	156	n/a	68	1,258
	1,825	159	n/a	140	2,124
Finite life intangible assets(3)
Distribution networks	834	13	(56)	49	840
Customer relationships	582	-	(52)	12	542
Software	1,102	329	(257)	38	1,212
Other	48	7	(9)	13	59
	2,566	349	(374)	112	2,653
Total intangible assets	4,391	508	(374)	252	4,777
Total goodwill and intangible assets	$10,310	$658	$(374)	$458	$11,052

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions / (disposals)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2023
Goodwill	$6,014	$-	$ n/a	$(95)	$5,919
Indefinite life intangible assets
Brand	813	-	n/a	(22)	791
Fund management contracts and other(2)	1,048	-	n/a	(14)	1,034
	1,861	-	n/a	(36)	1,825
Finite life intangible assets(3)
Distribution networks	881	31	(53)	(25)	834
Customer relationships	643	(4)	(53)	(4)	582
Software	1,068	274	(217)	(23)	1,102
Other	52	11	(5)	(10)	48
	2,644	312	(328)	(62)	2,566
Total intangible assets	4,505	312	(328)	(98)	4,391
Total goodwill and intangible assets	$10,519	$312	$(328)	$(193)	$10,310
(1)In April 2024, the Company acquired control of CQS Management Limited, the London-based alternative credit investment manager, through purchase of 100% of its shares outstanding. The transaction included cash consideration of $334 and contingent consideration of $8. Goodwill, brand, indefinite lived and definite lived management contracts of $150, $3, $153 and $7 were recognized.
(2)Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2023 – $273) and $421 (2023 – $386), respectively.
(3)Gross carrying amount of finite life intangible assets was $3,408 for software, $1,617 for distribution networks, $1,156 for customer relationships and $156 for other (2023 – $2,955, $1,511, $1,136 and $138), respectively.
Goodwill impairment testing
The Company completed its annual goodwill impairment testing in the fourth quarter of 2024 by determining the recoverable amounts of its businesses using valuation techniques discussed below (refer to notes 1 (f) and 5 (c)). The testing resulted in $nil impairment of goodwill in 2024 (2023 – $nil).
The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2024
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$159	$-	$11	$170
Japan Insurance	328	-	(7)	321
Canada Insurance	1,958	-	8	1,966
U.S. Insurance	350	-	32	382
Global Wealth and Asset Management
Asia WAM	438	-	41	479
Canada WAM	1,436	-	-	1,436
U.S. WAM	1,250	150	121	1,521
Total	$5,919	$150	$206	$6,275

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2023
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$162	$-	$(3)	$159
Japan Insurance	360	-	(32)	328
Canada Insurance	1,960	-	(2)	1,958
U.S. Insurance	360	-	(10)	350
Global Wealth and Asset Management
Asia WAM	450	-	(12)	438
Canada WAM	1,436	-	-	1,436
U.S. WAM	1,286	-	(36)	1,250
Total	$6,014	$-	$(95)	$5,919
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.
Valuation techniques
When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices. The recoverable amounts were based on fair value less costs to sell (“FVLCS”) for Asia Insurance (excluding Japan) and Asia WAM. For other CGUs, value-in-use (“VIU”) was used.
Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings-multiple derived from the observable price-to-earnings multiples of comparable financial institutions. The price-to-earnings multiple used by the Company for testing ranged from 6.7 to 13.6 (2023 – 5.1 to 12.7). These
FVLCS valuations are categorized as Level 3 of the fair value hierarchy (2023 – Level 3).
Under the VIU approach, used for CGUs with insurance business, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates. For non-insurance CGUs, the VIU is based on discounted cash flow analysis which incorporates relevant aspects of the embedded appraisal value approach.
Significant assumptions
To calculate an insurance appraisal value, the Company discounted projected earnings from in-force contracts and valued 80 years (2023 – 20 years) of new business growing at expected plan levels, consistent with the periods used for forecasting long-
term businesses such as insurance. In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used in the embedded appraisal value calculations, they ranged from zero per cent to 13.0 per cent (2023 – zero per cent to 13.0 per cent).
Interest rate assumptions are based on prevailing market rates at the valuation date.
Tax rates applied to the projections include the impact of internal reinsurance treaties and were 28.0 per cent, 27.8 per cent and
21.0 per cent for the Japan, Canada and U.S. jurisdictions, respectively (2023 – 28.0 per cent, 27.8 per cent and 21.0 per cent, respectively). Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that effective tax rates could differ from those assumed.
Discount rates assumed in determining the value-in-use for applicable CGUs or group of CGUs ranged from 10.0 per cent to
13.0 per cent on an after-tax basis or 12.5 per cent to 16.3 per cent on a pre-tax basis (2023 – 10.0 per cent to 13.0 per cent on an after-tax basis or 12.5 per cent to 16.3 per cent on a pre-tax basis).
Key assumptions may change as economic and market conditions change, which may lead to impairment charges in the future.
Adverse changes in discount rates (including from changes in interest rates) and growth rate assumptions for new business cash flow projections used in the determination of embedded appraisal values or reductions in market-based earnings multiples calculations may result in impairment charges in the future which could be material.